Acquisition of GCI - Summary of Value of Attributed to Identifiable Assets Acquired and Liabilities Assumed (Detail) - GCI [Member] $ in Thousands	Mar. 13, 2018 USD ($)
Business Acquisition [Line Items]
Cash and cash equivalents	$ 70,121
Current assets	5,316
Vessels	1,369,628
Vessels under construction	28,924
Other assets	107,407
Total assets acquired	1,581,396
Debt assumed	1,038,081
Current liabilities	31,115
Other long-term liabilities	14,150
Net assets acquired	$ 498,050